Notes Payable - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Notes Payable - Related Parties

Note 4:  Notes Payable – Related Parties

The following table summarizes the status of the Company’s outstanding notes

			Note	Interest	Date
Date	Issued to		Amount	Rate	Payable

01/31/11	EC and WS Family Trust (a)	(d)	$293,334	6.00%	On Demand	(b)
01/31/12	Giffoni Family Trust	(d)	$146,666	6.00%	12/1/2012	(b)
05/04/11	EC and WS Family Trust		$200,000	3.25%	On Demand
05/04/11	Giffoni Family Trust		$100,000	3.25%	5/4/2016
06/12/12	EC and WS Family Trust	(c)	$200,000	3.25%	On Demand
06/12/11	Giffoni Family Trust	(c)	$100,000	3.25%	6/12/2016
06/18/11	EC and WS Family Trust		$150,000	3.25%	On Demand
08/19/11	EC and WS Family Trust		$150,000	3.95%	On Demand
09/01/11	EC and WS Family Trust		$80,000	3.95%	On Demand
09/23/11	EC and WS Family Trust		$52,000	3.95%	On Demand
09/28/11	EC and WS Family Trust		$200,000	3.95%	On Demand
10/17/11	EC and WS Family Trust		$170,000	3.95%	On Demand
10/20/11	EC and WS Family Trust		$125,000	3.95%	On Demand
11/08/11	EC and WS Family Trust		$120,000	3.95%	On Demand
11/22/11	EC and WS Family Trust		$140,000	3.95%	On Demand
12/07/11	EC and WS Family Trust		$115,000	3.95%	On Demand
01/04/12	EC and WS Family Trust		$30,000	3.95%	On Demand
01/18/12	EC and WS Family Trust		$25,000	3.95%	On Demand
01/19/12	EC and WS Family Trust		$100,000	3.95%	On Demand
01/31/12	EC and WS Family Trust		$200,000	3.95%	On Demand
02/01/12	EC and WS Family Trust		$250,000	3.95%	On Demand
02/15/12	EC and WS Family Trust		$200,000	3.95%	On Demand
02/29/12	EC and WS Family Trust		$240,000	3.95%	On Demand
03/15/12	EC and WS Family Trust		$75,000	3.95%	On Demand
03/28/12	EC and WS Family Trust		$150,000	3.95%	On Demand
04/11/12	EC and WS Family Trust		$250,000	3.95%	On Demand
04/19/12	EC and WS Family Trust		$100,000	3.95%	On Demand
04/26/12	EC and WS Family Trust		$200,000	3.95%	On Demand
05/02/12	EC and WS Family Trust		$150,000	3.95%	On Demand
05/10/12	EC and WS Family Trust		$110,000	3.95%	On Demand
05/24/12	EC and WS Family Trust		$220,000	3.95%	On Demand
05/25/12	EC and WS Family Trust		$190,000	3.95%	On Demand
06/13/12	EC and WS Family Trust		$175,000	3.95%	On Demand
06/27/12	EC and WS Family Trust		$220,000	3.95%	On Demand
07/05/12	EC and WS Family Trust		$95,000	3.95%	On Demand
07/20/12	AFH Holding and Advisory, LLC		$335,448	8.50%	7/20/2014
			$5,657,448

	Current		$5,122,000
	Long-term		$535,448
	Less Unamortized discount		$(171,452)
	Net Long-term		$363,996

(a) Elizabeth Charuvastra and William Shell Family Trust

(b) or on consumation of the Company’s initial public offering

(c) On December 12, 2010, the Company issued a promissory note to the Targeted Medical Pharma, Inc. Profit Sharing Plan (the “Plan”) in the amount of $300,000 (the “Plan Note”).  The note bears interest at a rate of 8.0 percent per annum and was payable on June 12, 2011. On June 12, 2011, the Company, the Plan, William E. Shell, Elizabeth Charuvastra, Kim Giffoni, the EC and WS Family Trust and the Giffoni Family Trust entered into an agreement  (the “Note Agreement”) pursuant to which the Plan assigned the Plan Note to Dr. Shell, Ms. Charuvastra and Mr. Giffoni in an amount of $100,000 each.  Moreover, pursuant to the Note Agreement, each of Dr. Shell and Ms. Charuvastra assigned their respective interests in the Plan Note to the EC and WS Family Trust.  In accordance with the Note Agreement, in connection with the assignments, the Plan Note was amended to extend the maturity date to December 15, 2015 and to reduce the interest rate from 8.0% per annum to 3.25% per annum.  The Company issued new notes to each of the WC and WS Family Trust (in the amount of $200,000) and to Mr. Giffoni (in the amount of $100,000) to memorialize the amendments pursuant to the Note Agreement.

(d) On January 31, 2011, the Company issued promissory notes to each of William Shell, our Chief Executive Officer, Chief Scientific Officer, interim Chief Financial Officer and a director, Elizabeth Charuvastra, our Chairman, Vice President of Regulatory Affairs and a director, and Kim Giffoni, our Executive Vice President of Foreign Sales and Investor Relations and a director, in an aggregate amount of $440,000.  The notes bear interest at a rate of 6% per annum and are payable on the earlier of December 1, 2012 or the consummation of the Company’s initial public offering.

On June 22, 2012 the terms of all notes listed above to the EC and WS Family Trust were modified to make the principal payable on demand and accrued interest payable on a quarterly basis. The Company recorded any remaining note discount as of June 22, 2012.

Note 7:  Notes Payable – Related Parties

On December 12, 2010, the Company issued a promissory note to the Targeted Medical Pharma, Inc. Profit Sharing Plan (the "Plan") in the amount of $300,000 (the "Plan Note").  The note bears interest at a rate of 8.0 percent per annum and was payable on June 12, 2011.

On January 31, 2011, the Company issued promissory notes to each of William Shell, our Chief Executive Officer, Chief Scientific Officer, interim Chief Financial Officer and a director, Elizabeth Charuvastra, our Chairman, Vice President of Regulatory Affairs and a director, and Kim Giffoni, our Executive Vice President of Foreign Sales and Investor Relations and a director, in an aggregate amount of $440,000.  The notes bear interest at a rate of 6% per annum and are payable on the earlier of December 1, 2012 or the consummation of the Company's initial public offering.

On May 4, 2011, the Company issued a promissory note to the Elizabeth Charuvastra and William Shell Family Trust dated July 27, 2006 and Amended September 29, 2006 (the "EC and WS Family Trust") in the amount of $200,000.  The note bears interest at a rate of 3.25% per annum and is payable on May 4, 2016.

On May 4, 2011, the Company issued a promissory note to the Giffoni Family Trust Dated September 26, 2008 (the "Giffoni Family Trust")  in the amount of $100,000.  The note bears interest at a rate of 3.25% per annum and is payable on May 4, 2016.

On June 12, 2011, the Company, the Plan, William E. Shell, Elizabeth Charuvastra, Kim Giffoni, the EC and WS Family Trust and the Giffoni Family Trust entered into an agreement  (the "Note Agreement") pursuant to which the Plan assigned the Plan Note to Dr. Shell, Ms. Charuvastra and Mr. Giffoni in an amount of $100,000 each.  Moreover, pursuant to the Note Agreement, each of Dr. Shell and Ms. Charuvastra assigned their respective interests in the Plan Note to the EC and WS Family Trust.  In accordance with the Note Agreement, in connection with the assignments, the Plan Note was amended to extend the maturity date to December 15, 2015 and to reduce the interest rate from 8.0% per annum to 3.25% per annum.  The Company issued new notes to each of the WC and WS Family Trust (in the amount of $200,000) and to Mr. Giffoni (in the amount of $100,000) to memorialize the amendments pursuant to the Note Agreement.

On June 18, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $150,000.  The note bears interest at a rate of 3.25% per annum and is payable on June 18, 2016.

August 19, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $150,000.  The note bears interest at a rate of 3.95% per annum and is payable on August 19, 2016. As an inducement to make this loan the EC and WS Family Trust was issued a warrant for 43,568 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 7, 2011 and expires five years from date of issue.

On September 1, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $80,000.  The note bears interest at a rate of 3.95% per annum and is payable on September 1, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 23,237 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 7, 2011 and expires five years from date of issue.

On September 23, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $52,000.  The note bears interest at a rate of 3.95% per annum and is payable on September 23, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 15,104 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 7, 2011 and expires five years from date of issue.

On September 28, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $200,000.  The note bears interest at a rate of 3.95% per annum and is payable on September 28, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 58,091 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 7, 2011 and expires five years from date of issue.

On October 17, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $170,000.  The note bears interest at a rate of 3.95% per annum and is payable on October 17, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 50,296 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated October 17, 2011 and expires five years from date of issue.

On October 20, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $125,000.  The note bears interest at a rate of 3.95% per annum and is payable on October 20, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 36,982 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated October 20, 2011 and expires five years from date of issue.

On November 8, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $120,000.  The note bears interest at a rate of 3.95% per annum and is payable on November 8, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 35,503 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 8, 2011 and expires five years from date of issue.

On November 22, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $140,000.  The note bears interest at a rate of 3.95% per annum and is payable on November 22, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 41,420 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 22, 2011 and expires five years from date of issue.

On December 7, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $115,000.  The note bears interest at a rate of 3.95% per annum and is payable on December 7, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 34,024 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated December 7, 2011 and expires five years from date of issue.